Condensed Financial Information (Parent Company Only) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Other assets	$ 1,509	$ 2,933
Total Assets	254,395	264,630
Subordinated Debentures	5,000	5,000
Stockholders' equity	12,629	14,353	17,370
Total Liabilities & Stockholders Equity	254,395	264,630
Total Interest Income	11,321	12,655
Total Interest Expense	3,091	4,204
Non-interest Income	786	889
Non-interest Expense	7,332	7,792
Loss before equity in net loss of subsidiary and income tax benefit	(1,417)	(1,170)
Income tax provision (benefit)	210	(13)
Net loss	(1,627)	(2,885)
Operating activities:
Net loss	(1,627)	(2,885)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Increase (decrease) in accrued expenses and other liabilities	369	490
Net cash provided by (used in) operating activities	3,990	4,390
Investing activities:
Net cash used in investing activities	5,279	(1,381)
Net increase (decrease) in cash and cash equivalents	376	426
Cash and cash equivalents at beginning of year	28,469	28,043
Cash and cash equivalents at end of year	28,845	28,469
Parent Company [Member]
Cash	239	103
Equity in net assets of the bank	18,132	19,515
Other assets	155	308
Total Assets	18,526	19,926
Accrued expenses and other liabilities	897	573
Subordinated Debentures	5,000	5,000
Stockholders' equity	12,629	14,353
Total Liabilities & Stockholders Equity	18,526	19,926
Total Interest Income	0	0
Total Interest Expense	323	323
Non-interest Income	0	0
Non-interest Expense	1	1
Loss before equity in net loss of subsidiary and income tax benefit	(324)	(324)
Equity in net loss of subsidiary	1,264	2,585
Loss before income tax provision (benefit)	(1,588)	(2,909)
Income tax provision (benefit)	39	(24)
Net loss	(1,627)	(2,885)
Operating activities:
Net loss	(1,627)	(2,885)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Net loss of subsidiary	(1,264)	(2,585)
Decrease in other assets	151	66
Increase (decrease) in accrued expenses and other liabilities	348	(48)
Net cash provided by (used in) operating activities	136	(282)
Investing activities:
Additional investment in subsidiary stock	0	(1,200)
Net cash used in investing activities	0	(1,200)
Net increase (decrease) in cash and cash equivalents	136	(1,482)
Cash and cash equivalents at beginning of year	103	1,585
Cash and cash equivalents at end of year	$ 239	$ 103